S000088120 [Member] Expense Example - Morgan Stanley Pathway Small-Mid Cap Equity ETF - Morgan Stanley Pathway Small-Mid Cap Equity ETF	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 265
Expense Example, with Redemption, 3 Years	869
Expense Example, with Redemption, 5 Years	1,500
Expense Example, with Redemption, 10 Years	$ 3,195